Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Collection Period	28-Feb-14	30/360 Days	30	Collection Period Start	1-Feb-14
Distribution Date	17-Mar-14	Actual/360 Days	27	Collection Period End	28-Feb-14
				Prior Month Settlement Date	18-Feb-14
				Current Month Settlement Date	17-Mar-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		858,773,177.61	808,319,911.07	785,153,150.23	0.942184
Yield Supplement Overcollaterization		25,439,844.30	23,147,842.93	22,133,876.44
Total Adjusted Portfolio		833,333,333.31	785,172,068.14	763,019,273.79
Total Adjusted Securities		833,333,333.31	785,172,068.14	763,019,273.79	0.915623
Class A-1 Notes	0.23000%	158,000,000.00	109,838,734.83	87,685,940.48	0.554974
Class A-2 Notes	0.40000%	222,000,000.00	222,000,000.00	222,000,000.00	1.000000
Class A-3 Notes	0.67000%	336,000,000.00	336,000,000.00	336,000,000.00	1.000000
Class A-4 Notes	1.30000%	84,000,000.00	84,000,000.00	84,000,000.00	1.000000
Certificates	0.00000%	33,333,333.31	33,333,333.31	33,333,333.31	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,152,794.35	18,947.18	140.2075592	0.1199189
Class A-2 Notes	0.00	74,000.00	-	0.3333333
Class A-3 Notes	0.00	187,600.00	-	0.5583333
Class A-4 Notes	0.00	91,000.00	-	1.0833333
Certificates	0.00	0.00	-	-
Total Securities	22,152,794.35	371,547.18

I. COLLECTIONS

Interest:
Interest Collections		1,924,548.56
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,924,548.56

Principal:
Principal Collections		22,854,412.90
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		22,854,412.90

Recoveries of Defaulted Receivables		51,283.70
Servicer Advances		0.00

Total Collections		24,830,245.16

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	40,454	785,172,068.14
Total Principal Payment		22,152,794.35
	40,022	763,019,273.79

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

III. DISTRIBUTIONS

Total Collections	24,830,245.16
Reserve Account Draw	0.00
Total Available for Distribution	24,830,245.16

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	673,599.93
Servicing Fee Paid	673,599.93
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	18,947.18

Class A-1 Notes Monthly Interest Paid	18,947.18
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	74,000.00

Class A-2 Notes Monthly Interest Paid	74,000.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	187,600.00

Class A-3 Notes Monthly Interest Paid	187,600.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	91,000.00

Class A-4 Notes Monthly Interest Paid	91,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	371,547.18
Total Note Monthly Interest Paid	371,547.18
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	23,785,098.05

4. Total Monthly Principal Paid on the Notes	22,152,794.35

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	22,152,794.35
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,632,303.70
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,632,303.70

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,083,333.33
Required Reserve Account Amount	2,083,333.33
Beginning Reserve Account Balance	2,083,333.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,083,333.33

Required Reserve Account Amount for Next Period	2,083,333.33

VI. POOL STATISTICS

Weighted Average Coupon	2.90%
Weighted Average Remaining Maturity	54.02

Principal Recoveries of Defaulted Receivables	51,283.70
Principal on Defaulted Receivables	312,347.94
Pool Balance at Beginning of Collection Period	808,319,911.07
Net Loss Ratio	0.39%

Net Loss Ratio for Second Preceding Collection Period	0.20%
Net Loss Ratio for Preceding Collection Period	-0.05%
Net Loss Ratio for Current Collection Period	0.39%
Average Net Loss Ratio	0.18%

Cumulative Net Losses for all Periods	371,233.19

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,869,018.63	84
61-90 Days Delinquent	510,677.98	21
91-120 Days Delinquent	67,617.77	4
Total Delinquent Receivables:	2,447,314.38	109
61+ Days Delinquencies as Percentage of Receivables	0.07%	0.06%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.04%
Delinquency Ratio for Current Collection Period		0.06%
Average Delinquency Ratio		0.03%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO

e